Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost [Abstract]
Amortized Cost	$ 9,923	$ 13,824
Fair Value [Abstract]
Fair Value	10,695	14,988
Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	442	0
Less than 12 months - Gross Unrecognized Loss	1	0
Sales and transfers of held to maturity securities	0	0
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	9,923
Amortized Cost	9,923	13,824
Fair Value [Abstract]
Securities, fair value	10,695
Fair Value	$ 10,695	$ 14,988